OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
Disclosure of detailed information of other current payables [Table Text Block]
	December 31,
	2020	2019

Accrued expenses	$407	$597
Employees and payroll accruals	1,545	230
Government authorities	642	450
Advances from customers	741	—
Other payables	162	181

	$3,497	$1,458